Treasury risk management - Summary of Derivatives Used to Hedge (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Current financial assets	€ 7,466	€ 5,890
Non-Current financial assets	1,571	1,386
Trade and other payables	(16,893)	(16,995)
Current financial liabilities	(6,987)	(5,087)
Non-current financial liabilities	(25,066)	(24,535)
Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	203	37
Current financial assets	149	37
Non-Current financial assets	68	75
Total assets	420	149
Trade and other payables	(56)	(65)
Current financial liabilities	(152)	(48)
Non-current financial liabilities	(442)	(446)
Total liabilities	(650)	(559)
Total	(230)	(410)
Fair value hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	0	0
Fair value hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	0	0
Current financial liabilities	0	0
Non-current financial liabilities	(423)	(425)
Total	(423)	(425)
Cash flow hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	59	22
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	(28)	(28)
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	31	(6)
Cash flow hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	58	75
Trade and other payables	0	0
Current financial liabilities	0	(6)
Non-current financial liabilities	(3)	(21)
Total	55	48
Cash flow hedges | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	126	8
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	(20)	(22)
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	106	(14)
Hedges on the net investment in foreign operations | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	69	0
Non-Current financial assets	0	0
Trade and other payables	0	0
Current financial liabilities	(28)	(42)
Non-current financial liabilities	0	0
Total	41	(42)
Hedges on the net investment in foreign operations | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0
Current financial assets	0
Non-Current financial assets	0
Trade and other payables	0
Current financial liabilities	0
Non-current financial liabilities	(16)
Total	(16)
Hedge accounting not applied | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	18	7
Current financial assets	79	37
Non-Current financial assets	0	0
Trade and other payables	(8)	(15)
Current financial liabilities	(124)	0
Non-current financial liabilities	0	0
Total	(35)	29
Hedge accounting not applied | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	1	0
Non-Current financial assets	10	0
Trade and other payables	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	11	0
Hedge accounting not applied | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	€ 0	€ 0